Long Term Deposit and Prepayment	6 Months Ended
May 31, 2025
Long Term Deposit and Prepayment [Abstract]
LONG TERM DEPOSIT AND PREPAYMENT
5.	LONG TERM DEPOSIT AND PREPAYMENT

Long term deposit and prepayment consist of the following:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Prepayment of consulting fee	500,000	—	—
Total	500,000	—	—

Consulting fee is prepaid to a third-party vendor with a two-year period service agreement, mainly for the consultancy on the business development of the Company, advice for other foreign potential markets, and market information.